Supplemental Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

Note 13: Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 8 to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, FDC's 9.875% senior notes, 12.625% senior notes, 10.55% senior PIK notes due 2015 and 11.25% senior subordinated notes are unconditionally guaranteed by substantially all existing and future, direct and indirect, wholly-owned, domestic subsidiaries of FDC other than Integrated Payment Systems Inc. ("Guarantors"). None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes ("Non-Guarantors"). The Guarantors also unconditionally guarantee FDC's senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes and the 7.375% senior secured notes which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC's guarantor subsidiaries. The Guarantors further unconditionally guarantee FDC's 8.25% senior second lien notes and 8.75%/10.00% PIK toggle senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC's guarantor subsidiaries. The 9.875% senior note, 12.625% senior note, 10.55% senior PIK note due 2015 and 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC's guarantor subsidiaries. The 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

The following tables present the results of operations, financial position and cash flows of FDC ("FDC Parent Company"), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the three and six months ended June 30, 2011 and 2010, and as of June 30, 2011 and December 31, 2010 to arrive at the information for FDC on a consolidated basis.

(in millions)	Three months ended June 30, 2011
	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,015.6	$619.8	$(42.0)	$1,593.4
Product sales and other	—	136.5	97.0	(16.1)	217.4
Reimbursable debit network fees, postage and other	—	634.1	325.5	(20.6)	939.0

	—	1,786.2	1,042.3	(78.7)	2,749.8

Expenses:
Cost of services (exclusive of items shown below)	—	489.6	271.9	(42.0)	719.5
Cost of products sold	—	66.9	41.7	(16.1)	92.5
Selling, general and administrative	70.7	242.2	125.7	—	438.6
Reimbursable debit network fees, postage and other	—	634.1	325.5	(20.6)	939.0
Depreciation and amortization	2.1	202.2	125.5	—	329.8
Other operating expenses:
Restructuring, net	(0.3)	4.8	13.9	—	18.4

	72.5	1,639.8	904.2	(78.7)	2,537.8

Operating (loss) profit	(72.5)	146.4	138.1	—	212.0

Interest income	0.1	0.2	1.6	—	1.9
Interest expense	(456.9)	(2.1)	(3.3)	—	(462.3)
Interest income (expense) from intercompany notes	39.9	(42.9)	3.0	—	—
Other income (expense)	(15.7)	—	14.3	—	(1.4)
Equity earnings from consolidated subsidiaries	149.8	33.4	—	(183.2)	—

	(282.8)	(11.4)	15.6	(183.2)	(461.8)

(Loss) income before income taxes and equity earnings in affiliates	(355.3)	135.0	153.7	(183.2)	(249.8)
Income tax (benefit) expense	(179.5)	68.1	23.3	—	(88.1)
Equity earnings in affiliates	—	33.0	0.5	—	33.5

Net (loss) income	(175.8)	99.9	130.9	(183.2)	(128.2)
Less: Net income attributable to noncontrolling interests	—	0.2	14.3	33.1	47.6

Net (loss) income attributable to First Data Corporation	$(175.8)	$99.7	$116.6	$(216.3)	$(175.8)

(in millions)	Six months ended June 30, 2011
	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,966.3	$1,188.6	$(78.5)	$3,076.4
Product sales and other	—	267.5	177.4	(30.6)	414.3
Reimbursable debit network fees, postage and other	—	1,225.6	617.9	(40.2)	1,803.3

	—	3,459.4	1,983.9	(149.3)	5,294.0

Expenses:
Cost of services (exclusive of items shown below)	—	952.7	561.8	(78.5)	1,436.0
Cost of products sold	—	135.2	78.7	(30.6)	183.3
Selling, general and administrative	134.2	471.1	245.0	—	850.3
Reimbursable debit network fees, postage and other	—	1,225.6	617.9	(40.2)	1,803.3
Depreciation and amortization	4.3	418.3	249.0	—	671.6
Other operating expenses:
Restructuring, net	(0.4)	15.5	15.9	—	31.0

	138.1	3,218.4	1,768.3	(149.3)	4,975.5

Operating (loss) profit	(138.1)	241.0	215.6	—	318.5

Interest income	0.2	0.4	3.2	—	3.8
Interest expense	(894.2)	(3.7)	(6.7)	—	(904.6)
Interest income (expense) from intercompany notes	75.7	(84.7)	9.0	—	—
Other income (expense)	(99.9)	9.3	62.9	—	(27.7)
Equity earnings from consolidated subsidiaries	279.2	56.2	—	(335.4)	—

	(639.0)	(22.5)	68.4	(335.4)	(928.5)

(Loss) income before income taxes and equity earnings in affiliates	(777.1)	218.5	284.0	(335.4)	(610.0)
Income tax (benefit) expense	(384.2)	125.2	22.9	—	(236.1)
Equity earnings in affiliates	—	60.8	0.4	—	61.2

Net (loss) income	(392.9)	154.1	261.5	(335.4)	(312.7)
Less: Net income attributable to noncontrolling interests	—	0.2	27.1	52.9	80.2

Net (loss) income attributable to First Data Corporation	$(392.9)	$153.9	$234.4	$(388.3)	$(392.9)

	Three months ended June 30, 2010
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,011.0	$582.8	$(36.5)	$1,557.3
Product sales and other	—	140.3	80.3	(13.1)	207.5
Reimbursable debit network fees, postage and other	—	579.5	288.7	(18.3)	849.9

	—	1,730.8	951.8	(67.9)	2,614.7

Expenses:
Cost of services (exclusive of items shown below)	—	484.3	305.0	(36.5)	752.8
Cost of products sold	—	65.2	47.6	(13.1)	99.7
Selling, general and administrative	66.5	219.5	109.9	—	395.9
Reimbursable debit network fees, postage and other	—	579.5	288.7	(18.3)	849.9
Depreciation and amortization	2.2	231.9	113.3	—	347.4
Other operating expenses:
Restructuring, net	10.6	8.6	4.7	—	23.9
Litigation and regulatory settlements	—	(1.7)	—	—	(1.7)

	79.3	1,587.3	869.2	(67.9)	2,467.9

Operating (loss) profit	(79.3)	143.5	82.6	—	146.8

Interest income	0.2	(0.2)	1.4	—	1.4
Interest expense	(446.9)	(1.7)	(2.3)	—	(450.9)
Interest income (expense) from intercompany notes	41.0	(49.3)	8.3	—	—
Other income (expense)	56.8	42.2	(48.2)	(26.0)	24.8
Equity earnings from consolidated subsidiaries	95.1	29.7	—	(124.8)	—

	(253.8)	20.7	(40.8)	(150.8)	(424.7)

(Loss) income before income taxes and equity earnings in affiliates	(333.1)	164.2	41.8	(150.8)	(277.9)
Income tax (benefit) expense	(161.9)	40.1	(0.6)	—	(122.4)
Equity earnings in affiliates	—	34.0	0.4	(1.1)	33.3

Net (loss) income	(171.2)	158.1	42.8	(151.9)	(122.2)
Less: Net income attributable to noncontrolling interests	—	—	11.8	37.2	49.0

Net (loss) income attributable to First Data Corporation	$(171.2)	$158.1	$31.0	$(189.1)	$(171.2)

	Six months ended June 30, 2010
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,947.7	$1,127.7	$(69.9)	$3,005.5
Product sales and other	—	259.5	167.9	(25.1)	402.3
Reimbursable debit network fees, postage and other	—	1,112.0	532.1	(35.1)	1,609.0

	—	3,319.2	1,827.7	(130.1)	5,016.8

Expenses:
Cost of services (exclusive of items shown below)	—	909.3	668.9	(69.9)	1,508.3
Cost of products sold	—	125.2	74.9	(25.1)	175.0
Selling, general and administrative	127.4	428.8	218.4	—	774.6
Reimbursable debit network fees, postage and other	—	1,112.0	532.1	(35.1)	1,609.0
Depreciation and amortization	4.0	463.7	231.0	—	698.7
Other operating expenses:
Restructuring, net	9.9	18.1	8.4	—	36.4
Litigation and regulatory settlements	—	(2.0)	—	—	(2.0)

	141.3	3,055.1	1,733.7	(130.1)	4,800.0

Operating (loss) profit	(141.3)	264.1	94.0	—	216.8

Interest income	0.5	0.2	2.7	—	3.4
Interest expense	(888.4)	(3.6)	(7.8)	—	(899.8)
Interest income (expense) from intercompany notes	67.4	(84.1)	16.7	—	—
Other income (expense)	91.8	43.9	(76.7)	(26.0)	33.0
Equity earnings from consolidated subsidiaries	138.4	55.7	—	(194.1)	—

	(590.3)	12.1	(65.1)	(220.1)	(863.4)

(Loss) income before income taxes and equity earnings in affiliates	(731.6)	276.2	28.9	(220.1)	(646.6)
Income tax (benefit) expense	(320.3)	48.8	11.0	—	(260.5)
Equity earnings in affiliates	—	57.0	0.4	(1.9)	55.5

Net (loss) income	(411.3)	284.4	18.3	(222.0)	(330.6)
Less: Net (loss) income attributable to noncontrolling interests	—	(0.2)	23.3	57.6	80.7

Net (loss) income attributable to First Data Corporation	$(411.3)	$284.6	$(5.0)	$(279.6)	$(411.3)

(in millions)	As of June 30, 2011
	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$207.7	$22.3	$381.5	$—	$611.5
Accounts receivable, net of allowance for doubtful accounts	2.7	957.1	916.6	—	1,876.4
Settlement assets(a)	—	3,699.7	3,183.9	—	6,883.6
Other current assets	83.5	274.9	80.7	—	439.1

Total current assets	293.9	4,954.0	4,562.7	—	9,810.6

Property and equipment, net of accumulated depreciation	32.5	645.2	285.2	—	962.9
Goodwill	—	9,495.9	7,948.6	—	17,444.5
Customer relationships, net of accumulated amortization	—	2,727.6	2,167.0	—	4,894.6
Other intangibles, net of accumulated amortization	606.3	645.7	678.1	—	1,930.1
Investment in affiliates	—	1,162.1	39.6	—	1,201.7
Long-term settlement assets(a)	—	—	242.7	—	242.7
Other long-term assets	459.0	302.0	42.2	—	803.2
Investment in consolidated subsidiaries	25,302.6	5,541.8	—	(30,844.4)	—

Total assets	$26,694.3	$25,474.3	$15,966.1	$(30,844.4)	$37,290.3

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$1.3	$97.9	$97.8	$—	$197.0
Short-term and current portion of long-term borrowings	32.4	42.2	95.1	—	169.7
Settlement obligations(a)	—	3,699.7	3,425.5	—	7,125.2
Other current liabilities	582.1	539.7	378.3	—	1,500.1

Total current liabilities	615.8	4,379.5	3,996.7	—	8,992.0

Long-term borrowings	22,471.6	74.1	38.6	—	22,584.3
Long-term deferred tax (assets) liabilities	(1,034.0)	1,739.1	121.3	—	826.4
Intercompany payable (receivable)	5,001.6	(4,090.4)	(911.2)	—	—
Intercompany notes	(1,659.7)	1,779.0	(119.3)	—	—
Other long-term liabilities	906.3	96.0	21.4	—	1,023.7

Total liabilities	26,301.6	3,977.3	3,147.5	—	33,426.4

Redeemable equity interest	—	—	45.4	(45.4)	—
Redeemable noncontrolling interest	—	—	—	45.4	45.4
First Data Corporation stockholder's equity	392.7	21,497.0	5,861.8	(27,358.8)	392.7
Noncontrolling interests	—	—	65.7	3,360.1	3,425.8
Equity of consolidated alliance	—	—	6,845.7	(6,845.7)	—

Total equity	392.7	21,497.0	12,773.2	(30,844.4)	3,818.5

Total liabilities and equity	$26,694.3	$25,474.3	$15,966.1	$(30,844.4)	$37,290.3

(in millions)	As of December 31, 2010
	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$164.1	$21.1	$324.3	$—	$509.5
Accounts receivable, net of allowance for doubtful accounts	2.6	1,121.1	1,045.9	—	2,169.6
Settlement assets(a)	—	3,476.2	3,217.8	—	6,694.0
Other current assets	86.0	262.4	65.0	—	413.4

Total current assets	252.7	4,880.8	4,653.0	—	9,786.5

Property and equipment, net of accumulated depreciation	30.3	637.2	284.5	—	952.0
Goodwill	—	9,468.3	7,828.6	—	17,296.9
Customer relationships, net of accumulated amortization	—	2,923.8	2,299.9	—	5,223.7
Other intangibles, net of accumulated amortization	606.9	665.4	658.7	—	1,931.0
Investment in affiliates	—	1,169.9	38.3	—	1,208.2
Long-term settlement assets(a)	—	—	365.1	—	365.1
Other long-term assets	482.4	265.5	32.8	—	780.7
Investment in consolidated subsidiaries	25,074.4	5,361.4	—	(30,435.8)	—

Total assets	$26,446.7	$25,372.3	$16,160.9	$(30,435.8)	$37,544.1

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$0.4	$95.2	$85.3	$—	$180.9
Short-term and current portion of long-term borrowings	31.7	44.9	193.9	—	270.5
Settlement obligations(a)	—	3,476.2	3,582.7	—	7,058.9
Other current liabilities	301.1	651.3	401.3	—	1,353.7

Total current liabilities	333.2	4,267.6	4,263.2	—	8,864.0

Long-term borrowings	22,376.0	21.8	41.0	—	22,438.8
Long-term deferred tax (assets) liabilities	(928.5)	1,838.6	103.6	—	1,013.7
Intercompany payable (receivable)	4,298.1	(3,496.7)	(801.4)	—	—
Intercompany notes	(1,253.2)	1,621.1	(367.9)	—	—
Other long-term liabilities	1,026.8	89.7	23.1	—	1,139.6

Total liabilities	25,852.4	4,342.1	3,261.6	—	33,456.1

Redeemable equity interest	—	—	28.1	(28.1)	—
Redeemable noncontrolling interest	—	—	—	28.1	28.1
First Data Corporation stockholder's equity	594.3	21,030.4	5,864.5	(26,894.9)	594.3
Noncontrolling interests	—	(0.2)	52.5	3,413.3	3,465.6
Equity of consolidated alliance	—	—	6,954.2	(6,954.2)	—

Total equity	594.3	21,030.2	12,871.2	(30,435.8)	4,059.9

Total liabilities and equity	$26,446.7	$25,372.3	$16,160.9	$(30,435.8)	$37,544.1

(a)	The majority of the Guarantor settlement assets relate to FDC's merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Six months ended June 30, 2011
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(392.9)	$154.1	$261.5	$(335.4)	$(312.7)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	4.3	465.3	255.4	—	725.0
Charges (gains) related to other operating expenses and other income (expense)	99.5	6.2	(47.0)	—	58.7
Other non-cash and non-operating items, net	(223.4)	(117.1)	3.9	335.4	(1.2)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(111.0)	171.3	104.7	—	165.0

Net cash (used in) provided by operating activities	(623.5)	679.8	578.5	—	634.8

CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions	—	(13.2)	(0.1)	—	(13.3)
Proceeds from dispositions, net of expenses paid and cash diposed	—	—	1.7	—	1.7
Additions to property and equipment	(4.1)	(56.7)	(51.0)	—	(111.8)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.1)	(80.1)	(23.5)	—	(103.7)
Distributions and dividends from subsidiaries	45.6	110.4	—	(156.0)	—
Other investing activities	0.7	1.6	(1.6)	—	0.7

Net cash provided by (used in) investing activities	42.1	(38.0)	(74.5)	(156.0)	(226.4)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(110.1)	—	(110.1)
Debt modification and related financing costs	(39.7)	—	—	—	(39.7)
Principal payments on long-term debt	(0.1)	(26.9)	(8.0)	—	(35.0)
Proceeds from sale of leaseback transactions	—	—	7.3	—	7.3
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(25.2)	(106.0)	(131.2)
Distributions paid to equity holders	—	—	(216.4)	216.4	—
Redemption of Parent's redeemable common stock	(0.3)	—	—	—	(0.3)
Cash dividends	—	—	(45.6)	45.6	—
Intercompany	665.1	(603.3)	(61.8)	—	—

Net cash provided by (used in) financing activities	625.0	(630.2)	(459.8)	156.0	(309.0)

Effect of exchange rate changes on cash and cash equivalents	—	(10.4)	13.0	—	2.6

Change in cash and cash equivalents	43.6	1.2	57.2	—	102.0

Cash and cash equivalents at beginning of period	164.1	21.1	324.3	—	509.5

Cash and cash equivalents at end of period	$207.7	$22.3	$381.5	$—	$611.5

Note 18: Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 8 to these Consolidated Financial Statements, the Company's 9.875% senior notes, 12.625% senior notes, 10.55% senior PIK notes and 11.25% senior subordinated notes are unconditionally guaranteed by substantially all existing and future, direct and indirect, wholly-owned, domestic subsidiaries of FDC other than Integrated Payment Systems Inc. ("Guarantors"). None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes ("Non-Guarantors"). The Guarantors also unconditionally guarantee the senior secured revolving credit facility, senior secured term loan facility and the 8.875% senior secured notes which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC's guarantor subsidiaries. The Guarantors further unconditionally guarantee the 8.25% senior second lien notes and 8.75%/10.00% PIK toggle senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC's guarantor subsidiaries. The 9.875% senior note, 12.625% senior note, 10.55% senior PIK note and 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC's guarantor subsidiaries. The 11.25% senior subordinated note guarantees are unsecured and rank equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

The following tables present the results of operations, financial position and cash flows of FDC ("FDC Parent Company"), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the years ended December 31, 2010, 2009 and 2008 and as of December 31, 2010 and 2009 to arrive at the information for FDC on a consolidated basis.

	Year ended December 31, 2010
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,001.7	$2,328.3	$(148.5)	$6,181.5
Product sales and other	—	542.6	319.3	(52.6)	809.3
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6

	—	6,844.1	3,807.9	(271.6)	10,380.4

Expenses:
Cost of services (exclusive of items shown below)	—	1,944.3	1,227.5	(148.5)	3,023.3
Cost of products sold	—	257.8	170.0	(52.6)	375.2
Selling, general and administrative	264.7	877.2	437.8	—	1,579.7
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6
Depreciation and amortization	7.6	937.9	468.9	—	1,414.4
Other operating expenses:
Restructuring, net	12.7	46.0	13.3	—	72.0
Impairments	—	7.8	3.7	—	11.5
Litigation and regulatory settlements	—	(2.0)	—	—	(2.0)

	285.0	6,368.8	3,481.5	(271.6)	9,863.7

Operating (loss) profit	(285.0)	475.3	326.4	—	516.7

Interest income	1.0	1.1	5.7	—	7.8
Interest expense	(1,775.2)	(6.4)	(15.0)	—	(1,796.6)
Interest income (expense) from intercompany notes	112.3	(146.4)	34.1	—	—
Other income (expense)	2.8	31.8	(24.5)	(26.0)	(15.9)
Equity earnings from consolidated subsidiaries	323.8	150.2	—	(474.0)	—

	(1,335.3)	30.3	0.3	(500.0)	(1,804.7)

(Loss) income before income taxes and equity earnings in affiliates	(1,620.3)	505.6	326.7	(500.0)	(1,288.0)
Income tax (benefit) expense	(598.5)	164.7	110.0	—	(323.8)
Equity earnings in affiliates	—	117.7	1.5	(1.9)	117.3

Net (loss) income	(1,021.8)	458.6	218.2	(501.9)	(846.9)
Less: Net (loss) income attributable to noncontrolling interests	—	(0.2)	49.3	125.8	174.9

Net (loss) income attributable to First Data Corporation	$(1,021.8)	$458.8	$168.9	$(627.7)	$(1,021.8)

	Year ended December 31, 2009
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,111.5	$1,741.2	$(63.8)	$5,788.9
Product sales and other	—	521.0	304.1	(28.4)	796.7
Reimbursable debit network fees, postage and other	—	2,233.5	527.7	(33.0)	2,728.2

	—	6,866.0	2,573.0	(125.2)	9,313.8

Expenses:
Cost of services (exclusive of items shown below)	—	2,138.3	870.6	(63.8)	2,945.1
Cost of products sold	—	229.9	104.0	(28.4)	305.5
Selling, general and administrative	218.9	827.0	392.3	—	1,438.2
Reimbursable debit network fees, postage and other	—	2,233.5	527.7	(33.0)	2,728.2
Depreciation and amortization	6.0	1,063.5	382.8	—	1,452.3
Other operating expenses:
Restructuring, net	3.0	59.0	30.8	—	92.8
Impairments	—	100.2	84.9	—	185.1
Litigation and regulatory settlements	(2.7)	14.5	—	—	11.8

	225.2	6,665.9	2,393.1	(125.2)	9,159.0

Operating (loss) profit	(225.2)	200.1	179.9	—	154.8

Interest income	3.5	0.7	7.5	—	11.7
Interest expense	(1,770.7)	(7.5)	(18.2)	—	(1,796.4)
Interest (expense) income from intercompany notes	(97.3)	58.7	38.6	—	—
Other (expense) income	(88.6)	(0.2)	27.5	—	(61.3)
Equity earnings from consolidated subsidiaries	322.5	28.4	—	(350.9)	—

	(1,630.6)	80.1	55.4	(350.9)	(1,846.0)

(Loss) income before income taxes and equity earnings in affiliates	(1,855.8)	280.2	235.3	(350.9)	(1,691.2)
Income tax (benefit) expense	(769.4)	217.5	(26.9)	—	(578.8)
Equity earnings in affiliates	—	101.5	(1.2)	(2.5)	97.8

Net (loss) income	(1,086.4)	164.2	261.0	(353.4)	(1,014.6)
Less: Net (loss) income attributable to noncontrolling interests	—	(0.1)	10.9	61.0	71.8

Net (loss) income attributable to First Data Corporation	$(1,086.4)	$164.3	$250.1	$(414.4)	$(1,086.4)

	Year ended December 31, 2008
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$2.6	$4,061.9	$1,727.1	$(6.3)	$5,785.3
Product sales and other	—	555.9	394.6	(25.2)	925.3
Reimbursable debit network fees, postage and other	—	1,995.8	104.9	—	2,100.7

	2.6	6,613.6	2,226.6	(31.5)	8,811.3

Expenses:
Cost of services (exclusive of items shown below)	—	1,984.1	892.8	(6.3)	2,870.6
Cost of products sold	—	210.6	131.4	(25.2)	316.8
Selling, general and administrative	223.4	774.3	377.1	—	1,374.8
Reimbursable debit network fees, postage and other	—	1,995.8	104.9	—	2,100.7
Depreciation and amortization	5.9	1,010.8	353.0	—	1,369.7
Other operating expenses:
Restructuring, net	—	12.0	—	—	12.0
Impairments	—	2,680.4	563.2	—	3,243.6

	229.3	8,668.0	2,422.4	(31.5)	11,288.2

Operating loss	(226.7)	(2,054.4)	(195.8)	—	(2,476.9)

Interest income	8.9	3.0	14.1	—	26.0
Interest expense	(1,933.9)	(7.2)	(23.8)	—	(1,964.9)
Interest (expense) income from intercompany notes	(113.6)	87.2	26.4	—	—
Other (expense) income	(24.1)	0.1	9.6	—	(14.4)
Equity (loss) earnings from consolidated subsidiaries	(2,350.6)	32.0	—	2,318.6	—

	(4,413.3)	115.1	26.3	2,318.6	(1,953.3)

Loss before income taxes and equity earnings in affiliates	(4,640.0)	(1,939.3)	(169.5)	2,318.6	(4,430.2)
Income tax (benefit) expense	(858.8)	216.8	(57.2)	—	(699.2)
Equity earnings in affiliates	16.9	98.1	8.0	—	123.0

Net loss	(3,764.3)	(2,058.0)	(104.3)	2,318.6	(3,608.0)
Less: Net income attributable to noncontrolling interests	—	1.8	154.5	—	156.3

Net loss attributable to First Data Corporation	$(3,764.3)	$(2,059.8)	$(258.8)	$2,318.6	$(3,764.3)

	December 31, 2010
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$164.1	$21.1	$324.3	—	$509.5
Accounts receivable, net of allowance for doubtful accounts	2.6	1,121.1	1,045.9	—	2,169.6
Settlement assets(1)	—	3,476.2	3,217.8	—	6,694.0
Other current assets	86.0	262.4	65.0	—	413.4

Total current assets	252.7	4,880.8	4,653.0	—	9,786.5

Property and equipment, net of accumulated depreciation	30.3	637.2	284.5	—	952.0
Goodwill	—	9,468.3	7,828.6	—	17,296.9
Customer relationships, net of accumulated amortization	—	2,923.8	2,299.9	—	5,223.7
Other intangibles, net of accumulated amortization	606.9	665.4	658.7	—	1,931.0
Investment in affiliates	—	1,169.9	38.3	—	1,208.2
Long-term settlement assets(1)	—	—	365.1	—	365.1
Other long-term assets	482.4	265.5	32.8	—	780.7
Investment in consolidated subsidiaries	25,074.4	5,361.4	—	$(30,435.8)	—

Total assets	$26,446.7	$25,372.3	$16,160.9	$(30,435.8)	$37,544.1

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$0.4	$95.2	$85.3	—	$180.9
Short-term and current portion of long-term borrowings	31.7	44.9	193.9	—	270.5
Settlement obligations(1)	—	3,476.2	3,582.7	—	7,058.9
Other current liabilities	301.1	651.3	401.3	—	1,353.7

Total current liabilities	333.2	4,267.6	4,263.2	—	8,864.0

Long-term borrowings	22,376.0	21.8	41.0	—	22,438.8
Long-term deferred tax (assets) liabilities	(928.5)	1,838.6	103.6	—	1,013.7
Intercompany payable (receivable)	4,298.1	(3,496.7)	(801.4)	—	—
Intercompany notes	(1,253.2)	1,621.1	(367.9)	—	—
Other long-term liabilities	1,026.8	89.7	23.1	—	1,139.6

Total liabilities	25,852.4	4,342.1	3,261.6	—	33,456.1

Redeemable equity interests	—	—	28.1	$(28.1)	—
Redeemable noncontrolling interests	—	—	—	28.1	28.1
First Data Corporation stockholder's equity	594.3	21,030.4	5,864.5	(26,894.9)	594.3
Noncontrolling interests	—	(0.2)	52.5	3,413.3	3,465.6
Equity of consolidated alliance	—	—	6,954.2	(6,954.2)	—

Total equity	594.3	21,030.2	12,871.2	(30,435.8)	4,059.9

Total liabilities and equity	$26,446.7	$25,372.3	$16,160.9	$(30,435.8)	$37,544.1

	December 31, 2009
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104.6	$25.4	$607.0	—	$737.0
Accounts receivable, net of allowance for doubtful accounts	17.1	1,106.3	1,332.1	—	2,455.5
Settlement assets(1)	—	3,523.3	3,347.0	—	6,870.3
Other current assets	69.3	243.3	86.2	—	398.8

Total current assets	191.0	4,898.3	5,372.3	—	10,461.6

Property and equipment, net of accumulated depreciation	29.9	677.9	343.6	—	1,051.4
Goodwill	—	9,570.0	7,905.8	—	17,475.8
Customer relationships, net of accumulated amortization	—	3,398.4	2,610.4	—	6,008.8
Other intangibles, net of accumulated amortization	607.0	820.9	693.2	—	2,121.1
Investment in affiliates	—	1,391.7	35.0	$(135.4)	1,291.3
Long-term settlement assets(1)	—	—	480.7	—	480.7
Other long-term assets	563.9	226.5	54.3	—	844.7
Investment in consolidated subsidiaries	26,401.5	5,370.0	—	(31,771.5)	—

Total assets	$27,793.3	$26,353.7	$17,495.3	$(31,906.9)	$39,735.4

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$0.2	$95.4	$105.1	—	$200.7
Short-term and current portion of long-term borrowings	142.2	36.9	125.8	—	304.9
Settlement obligations(1)	—	3,523.3	3,871.4	—	7,394.7
Other current liabilities	384.8	691.0	479.1	—	1,554.9

Total current liabilities	527.2	4,346.6	4,581.4	—	9,455.2

Long-term borrowings	22,152.8	47.3	104.8	—	22,304.9
Long-term deferred tax (assets) liabilities	(764.3)	2,101.7	9.0	—	1,346.4
Intercompany payable (receivable)	4,203.4	(3,550.8)	(652.6)	—	—
Intercompany notes	(1,044.2)	1,405.0	(360.8)	—	—
Other long-term liabilities	1,133.1	146.3	22.5	—	1,301.9

Total liabilities	26,208.0	4,496.1	3,704.3	—	34,408.4

Redeemable equity interests	—	—	362.3	$(362.3)	—
Redeemable noncontrolling interests	—	—	—	226.9	226.9
First Data Corporation stockholder's equity	1,585.3	21,857.6	6,315.3	(28,172.9)	1,585.3
Noncontrolling interests	—	—	46.4	3,468.4	3,514.8
Equity of consolidated alliance	—	—	7,067.0	(7,067.0)	—

Total equity	1,585.3	21,857.6	13,428.7	(31,771.5)	5,100.1

Total liabilities and equity	$27,793.3	$26,353.7	$17,495.3	$(31,906.9)	$39,735.4

(1)	The majority of the Guarantor settlement assets relate to FDC's merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Year ended December 31, 2010
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,021.8)	$458.6	$218.2	$(501.9)	$(846.9)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	7.6	1,036.9	481.5	—	1,526.0
Charges related to other operating expenses and other income (expense)	9.9	20.0	41.5	26.0	97.4
Other non-cash and non-operating items, net	(11.6)	(207.4)	8.8	475.8	265.6
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(608.4)	107.0	216.9	(2.9)	(287.4)

Net cash (used in) provided by operating activities	(1,624.3)	1,415.1	966.9	(3.0)	754.7

CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions, net of cash acquired	—	(3.1)	(0.1)	—	(3.2)
Payments related to other businesses previously acquired	—	—	(1.4)	—	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	21.2	—	21.2
Proceeds from sale of property and equipment	—	1.4	4.1	—	5.5
Additions to property and equipment	(4.2)	(113.0)	(92.9)	—	(210.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.7)	(116.9)	(41.0)	—	(159.6)
Proceeds from the sale of marketable securities	—	—	0.3	—	0.3
Distributions and dividends from subsidiaries	225.8	187.9	—	(413.7)	—
Other investing activities	3.8	135.1	13.7	(134.5)	18.1

Net cash provided by (used in) investing activities	223.7	91.4	(96.1)	(548.2)	(329.2)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	75.1	—	75.1
Debt modification and related financing costs	(61.2)	—	—	—	(61.2)
Principal payments on long-term debt	(143.8)	(57.0)	(19.6)	—	(220.4)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(31.0)	(185.1)	(216.1)
Distributions paid to redeemable equity holders	—	—	(7.5)	7.5	—
Distributions paid to equity holders	—	—	(368.5)	368.5	—
Redemption of Parent's redeemable common stock	(2.5)	—	—	—	(2.5)
Redemption of redeemable equity of consolidated alliance	—	—	(347.8)	347.8	—
Purchase of noncontrolling interest	—	—	—	(213.3)	(213.3)
Cash dividends	(14.9)	—	(225.8)	225.8	(14.9)
Intercompany	1,682.5	(1,454.7)	(227.8)	—	—

Net cash provided by (used in) financing activities	1,460.1	(1,511.7)	(1,152.9)	551.2	(653.3)
Effect of exchange rate changes on cash and cash equivalents	—	0.9	(0.6)	—	0.3

Change in cash and cash equivalents	59.5	(4.3)	(282.7)	—	(227.5)

Cash and cash equivalents at beginning of period	104.6	25.4	607.0	—	737.0

Cash and cash equivalents at end of period	$164.1	$21.1	$324.3	$—	$509.5

	Year ended December 31, 2009
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,086.4)	$164.2	$261.0	$(353.4)	$(1,014.6)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	6.0	1,153.7	394.1	—	1,553.8
Charges (gains) related to other operating expenses and other income (expense)	88.4	173.9	88.2	—	350.5
Other non-cash and non-operating items, net	38.8	(86.9)	0.9	353.4	306.2
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(795.7)	903.6	(304.2)	—	(196.3)

Net cash (used in) provided by operating activities	(1,748.9)	2,308.5	440.0	—	999.6

CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions, net of cash acquired	—	(141.2)	(74.0)	128.7	(86.5)
Payments related to other businesses previously acquired	—	(14.6)	(0.1)	—	(14.7)
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	88.1	—	88.1
Proceeds from sale of property and equipment	—	7.1	22.3	—	29.4
Additions to property and equipment	(8.0)	(92.2)	(98.9)	—	(199.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(2.6)	(135.5)	(41.9)	—	(180.0)
Proceeds from the sale of marketable securities	1.5	2.4	—	—	3.9
Other investing activities	104.4	(27.3)	(16.8)	(109.0)	(48.7)

Net cash provided by (used in) investing activities	95.3	(401.3)	(121.3)	19.7	(407.6)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(18.0)	—	(188.1)	—	(206.1)
Principal payments on long-term debt	(175.1)	(39.8)	(28.2)	—	(243.1)
Proceeds from issuance of common stock	—	—	321.7	(321.7)	—
Distributions and dividends paid to noncontrolling interests	—	—	(10.0)	—	(10.0)
Contribution from noncontrolling interests	—	—	—	193.0	193.0
Cash dividends	—	—	(109.0)	109.0	—
Intercompany	1,940.8	(1,879.5)	(61.3)	—	—

Net cash provided by (used in) financing activities	1,747.7	(1,919.3)	(74.9)	(19.7)	(266.2)
Effect of exchange rate changes on cash and cash equivalents	—	(1.4)	6.3	—	4.9

Change in cash and cash equivalents	94.1	(13.5)	250.1	—	330.7

Cash and cash equivalents at beginning of period	10.5	38.9	356.9	—	406.3

Cash and cash equivalents at end of period	$104.6	$25.4	$607.0	$—	$737.0

	Year ended December 31, 2008
	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(3,764.3)	$(2,058.0)	$(104.3)	$2,318.6	$(3,608.0)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	33.6	1,171.6	354.4	—	1,559.6
Charges (gains) related to other operating expenses and other income (expense)	21.1	2,692.3	553.6	—	3,267.0
Other non-cash and non-operating items, net	2,605.8	(239.7)	(9.6)	(2,318.6)	37.9
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(679.9)	224.8	(214.9)	—	(670.0)

Net cash (used in) provided by operating activities	(1,783.7)	1,791.0	579.2	—	586.5

CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions, net of cash acquired	—	(3.2)	(185.5)	—	(188.7)
Payments related to other businesses previously acquired	(17.2)	(18.1)	(0.3)	—	(35.6)
Proceeds from dispositions, net of expenses paid and cash disposed	5.1	191.7	18.3	—	215.1
Additions to property and equipment, net	(4.4)	(162.5)	(117.0)	—	(283.9)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.4)	(111.1)	(51.4)	—	(163.9)
Proceeds from the sale of marketable securities	—	22.8	52.1	—	74.9
Other investing activities	138.6	12.5	0.9	(153.3)	(1.3)

Net cash provided by (used in) investing activities	120.7	(67.9)	(282.9)	(153.3)	(383.4)

CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(42.0)	—	0.1	—	(41.9)
Proceeds from issuance of long-term debt	100.4	—	—	—	100.4
Principal payments on long-term debt	(265.7)	(30.9)	(30.2)	—	(326.8)
Distributions and dividends paid to noncontrolling interests and redeemable controlling interests	—	—	(150.9)	—	(150.9)
Purchases of noncontrolling interests	(17.6)	(60.8)	—	—	(78.4)
Capital contributed by Parent	126.8	—	—	—	126.8
Excess tax benefit from share-based payment arrangement	13.1	—	—	—	13.1
Cash dividends	(1.8)	—	(153.3)	153.3	(1.8)
Intercompany	1,699.7	(1,674.7)	(25.0)	—	—

Net cash provided by (used in) financing activities	1,612.9	(1,766.4)	(359.3)	153.3	(359.5)
Effect of exchange rate changes on cash and cash equivalents	—	21.5	(65.3)	—	(43.8)

Change in cash and cash equivalents	(50.1)	(21.8)	(128.3)	—	(200.2)

Cash and cash equivalents at beginning of period	60.6	60.7	485.2	—	606.5

Cash and cash equivalents at end of period	$10.5	$38.9	$356.9	$—	$406.3